Shareholder Fees	Oct. 01, 2020
Channel Short Duration Income Fund | Channel Short Duration Income Fund Shares
Entity Listings [Line Items]
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	(1.00%)